Significant subsidiaries and equity method investments (Details) - 12 months ended Dec. 31, 2017
₽ in Millions, ₺ in Millions, € in Millions, ₨ in Millions, ฿ in Millions, ر.س in Millions, ¥ in Millions, £ in Millions, zł in Millions, SFr in Millions, Rp in Millions, RM in Millions, R$ in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	CHF (SFr)	USD ($)	EUR (€)	JPY (¥)	GBP (£)	BRL (R$)	MXN ($)	AUD ($)	HKD ($)	SGD ($)	INR (₨)	TRY (₺)	SAR (ر.س)	CAD ($)	ZAR (R)	MYR (RM)	RUB (₽)	THB (฿)	IDR (Rp)	PLN (zł)
BANK-now AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 30.0
Credit Suisse Group Finance (U.S.) Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		$ 100.0
Credit Suisse Insurance Linked Strategies Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.2
Credit Suisse (Poland) SP. z o.o
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | zł																				zł 20.0
Credit Suisse Services AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 1.0
Credit Suisse Trust AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 5.0
Credit Suisse Trust Holdings Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £					£ 2.0
CS LP Holdings AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Inreska Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £					3.0
Savoy Hotel Baur en Ville AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	88.00%
Nominal capital | SFr	SFr 7.5
Credit Suisse AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 4,399.7
AJP Cayman Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥				¥ 8,025.6
Alpine Securitization LTD
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Banco Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$						R$ 53.6
Banco Credit Suisse (Mexico), S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital							$ 1,716.7
Banco de Investimentos Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$						164.8
Boston Re Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		2.0
Column Financial, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital								$ 34.1
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$						98.4
Credit Suisse (Deutschland) Aktiengesellschaft
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €			€ 130.0
Credit Suisse (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital									$ 13,758.0
Credit Suisse Istanbul Menkul Degerler A.S.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₺												₺ 6.8
Credit Suisse (Italy) S.P.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €			139.6
Credit Suisse (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 230.9
Credit Suisse (Qatar) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		29.0
Credit Suisse (Schweiz) AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		100.0
Credit Suisse (Singapore) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital										$ 743.3
Credit Suisse (UK) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £					245.2
Credit Suisse (USA), Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Fund Service Luxembourg SA
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 1.5
Credit Suisse Asset Management (UK) Holding Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £					144.2
Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €			6.1
Credit Suisse Asset Management International Holding Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 20.0
Credit Suisse Asset Management Investments Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Credit Suisse Asset Management Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £					£ 45.0
Credit Suisse Asset Management, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		1,086.8
Credit Suisse Atlas I Investments (Luxembourg) S.a.r.l.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Business Analytics (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											₨ 40.0
Credit Suisse Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		937.6
Credit Suisse Energy LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Equities (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital								62.5
Credit Suisse Finance (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											1,050.1
Credit Suisse First Boston (Latam Holdings) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		23.8
Credit Suisse First Boston Finance B.V.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €			€ 0.0
Credit Suisse First Boston Mortgage Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		356.6
Credit Suisse First Boston Next Fund, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		10.0
Credit Suisse Fund Management S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.3
Credit Suisse Funds AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 7.0
Credit Suisse Hedging-Griffo Corretora de Valores S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$						R$ 29.6
Credit Suisse Holding Europe (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 32.6
Credit Suisse Holdings (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital								$ 42.0
Credit Suisse Holdings (USA), Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		550.0
Voting rights held by other subsidiary in %	43.00%
Credit Suisse International
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		12,366.1
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	98.00%
Credit Suisse InvestLab AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 1.0
Credit Suisse International (Bank)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital		12,366.1
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	98.00%
Remaining voting interests held by parent in %	2.00%
Credit Suisse Leasing 92A, L.P.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		43.9
Credit Suisse Life and Pensions AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 15.0
Credit Suisse Life (Bermuda) Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		1.0
Credit Suisse Loan Funding LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Management LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		896.4
Credit Suisse Principal Investments Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥				3,324.0
Credit Suisse Prime Securities Services (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		263.3
Credit Suisse Private Equity, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		42.2
Credit Suisse PSL GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.0
Credit Suisse Securities (Canada), Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital														$ 3.4
Credit Suisse Securities (Europe) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		3,859.3
Credit Suisse Securities (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital									$ 2,080.9
Credit Suisse Securities (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											2,214.7
Credit Suisse Securities (Japan) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥				¥ 78,100.0
Credit Suisse Securities (Johannesburg) (Proprietary) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R															R 0.0
Credit Suisse Securities (Malaysia) Sdn. Bhd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | RM																RM 100.0
Credit Suisse Securities (Moscow)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₽																	₽ 97.1
Credit Suisse Securities (Singapore) Pte Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital										$ 30.0
Credit Suisse Securities (Thailand) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ฿																		฿ 500.0
Credit Suisse Securities (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		1,131.7
Credit Suisse Services (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											₨ 0.1
Credit Suisse Services (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
CSAM Americas Holding Corp.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
DLJ Merchant Banking Funding, Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
CS Non-Traditional Products Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.1
DLJ Mortgage Capital, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Fides Treasury Services AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 2.0
JSC "Bank Credit Suisse (Moscow)"
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		37.8
Merban Equity AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Merchant Holding, Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Neue Aargauer Bank AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 134.1
Solar Investco II Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
SPS Holding Corporation
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
SVC - AG fuer KMU Risikokapital
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 15.0
PT Credit Suisse Securities Indonesia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	99.00%
Nominal capital | Rp																			Rp 235,000.0
Credit Suisse Hypotheken AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital | SFr	SFr 0.1
Asset Management Finance LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		$ 341.8
Credit Suisse Saudi Arabia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ر.س													ر.س 625.0
Credit Suisse Founder Securities Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	33.00%
E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	23.00%
ICBC Credit Suisse Asset Management Co., Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	20.00%
York Capital Management Global Advisors, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	5.00%
Holding Verde Empreendimentos e Participacoes S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	0.00%
Credit Suisse Group Finance (Guernsey) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Credit Suisse Group (Guernsey) II Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Credit Suisse Group Funding (Guernsey) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Swisscard AECS GmBH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	50.00%
SECB Swiss Euro Clearing Bank GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	25.00%